RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

20.RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Group. The related parties mainly act as service providers or service recipients to the Group. The Group is not obligated to provide any type of financial support to these related parties.

Related Party	Nature of the Party	Relationship with the Group
Trip.com Group Limited (“Trip.com”)	Online travel services provider	Mr. Qi Ji is a director; Shareholder of the Group; One officer of Trip.com is a family member of the Group’s director
China Cjia Group Limited (“Cjia Group”)	Apartment Management Group	Equity method investee of the Group
Shanghai Zhuchuang Enterprise Management Co., Ltd. (“Zhuchuang”)	Staged office space company	Equity method investee of the Group
Shanghai Lianquan Hotel Management Co., Ltd. (“Lianquan”)	Hotel management company	Equity method investee of the Group
Huamai (Guangzhou) Hotel Management Co., Ltd. (“Huamai”)	Hotel management company	Equity method investee of the Group
Azure Hospitality Fund I Limited Partnership (LLP) (“Azure”)	Fund	Equity method investee of the Group

(a) Related party balances

Amounts due from related parties consist of the following:

	As of December 31,
	2024	2025
Trip.com	284	265
Lianquan	49	19
Huamai	26	16
Cjia Group	15	12
Zhuchuang	14	14
Others	24	25
Allowance for expected credit losses	(64)	(37)
Total	348	314

Amounts due to related parties consist of the following:

	As of December 31,
	2024	2025
Trip.com	41	60
Cjia Group	14	20
Others	19	49
Total	74	129

(b) Related party transactions

During the years ended December 31, 2023, 2024 and 2025, significant related party transactions were as follows:

	Years Ended December 31,
	2023	2024	2025
Commission expenses to Trip.com	260	297	307
Lease expenses to Trip.com	19	19	19
Lease expenses to Cjia Group	37	36	38
Goods sold and service provided to Cjia Group	17	32	28
Service fee from Trip.com	112	146	116
Service fee from Azure	17	21	21
Sublease income from Lianquan	10	11	—
Sublease income from Cjia Group	5	6	5